Share Capital and Employee Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options
Transactions concerning stock options are summarized as follows in CAD:

	Stock Options
	Shares	Weighted Average Exercise Price CAD$
As at December 31, 2015	1,552,923	$15.98
Granted	45,705	$23.61
Exercised	(254,146)	$12.30
Expired	(9,352)	$24.70
Forfeited	(24,266)	$21.07
As at December 31, 2016	1,310,864	$16.81
Granted	91,945	18.64
Exercised	(307,266)	$11.24
Expired	(61,891)	40.22
Forfeited	(97,529)	$23.60
As at December 31, 2017	936,123	$16.56

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information concerning stock options outstanding and options exercisable as at December 31, 2017. The underlying option agreements are specified in Canadian dollar amounts.

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2017	Weighted Average Remaining Contractual Life (months)	Weighted Average Exercise Price CAD$	Number Exercisable as at December 31, 2017	Weighted Average Exercise Price CAD$
$9.76 - $11.57	340,305	55.63	$10.03	340,305	$10.03
$11.58 - $17.01	99,742	50.99	$11.81	99,742	$11.81
$17.02 - $18.53	124,188	26.42	$18.38	124,188	$18.38
$18.54 - $24.90	371,888	36.44	$23.19	257,093	$24.79
	936,123	43.64	$16.56	821,328	$16.13

Disclosure of dividends
The Company declared the following dividends for the period starting January 1, 2016 until March 22, 2018:

Declaration Date	Ex-dividend date	Dividend per common share
February 20, 2018 (1)	March 5, 2018	$0.0350
November 8, 2017	November 20, 2017	$0.0250
August 9, 2017	August 21, 2017	$0.0250
May 9, 2017	May 23, 2017	$0.0250
February 14, 2017	February 27, 2017	$0.0250
November 14, 2016	November 25, 2016	$0.0125
August 11, 2016	August 23, 2016	$0.0125
May 11, 2016	May 24, 2016	$0.0125
February 17, 2016	February 29, 2016	$0.0125

(1)	These dividends were declared subsequent to the year end and have not been recognized as distributions to owners during the period presented.

Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
At December 31, 2017, the following PSU’s were outstanding:

PSU	Number Outstanding	Fair Value
As at December 31, 2015	103,671	$683
Granted	38,119	638
Paid out	—	—
Forfeited	—	—
Change in value	—	831
As at December 31, 2016	141,790	$2,152
Granted	54,962	823
Paid out	(30,408)	(875)
Forfeited	—	—
Change in value	—	511
As at December 31, 2017	166,344	$2,611

Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
At December 31, 2017, the following RSU’s were outstanding:

RSU	Number Outstanding	Fair Value
As at December 31, 2015	380,144	$2,495
Granted	164,132	2,919
Paid out	(224,805)	(3,769)
Forfeited	(4,048)	(61)
Change in value	—	3,180
As at December 31, 2016	315,423	$4,764
Granted	184,187	2,698
Paid out	(222,006)	(3,257)
Forfeited	(15,591)	(243)
Change in value	—	136
As at December 31, 2017	262,013	$4,098